PROVISIONS - Components of Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Environmental rehabilitation provision	$ 50,603	$ 54,429
Long service leave	6,092	6,356
Total provisions	56,695	60,785
Current provisions	15,817	19,133
Long-term balance	$ 40,878	$ 41,652